Related party transactions - Additional Information (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Accrued bonuses	$ 60,485
Related Parties
Disclosure of transactions between related parties [line items]
Accrued bonuses		$ 0